UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Multi-Sector Income Fund.

Date of reporting period: January 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.70%
FHLMC ±	4.47%	9-1-2032	$1,221,749	$1,298,813
FHLMC	8.50	7-1-2028	55,291	68,409
FHLMC	8.50	3-1-2030	33,813	34,436
FHLMC Series 1383 ±	2.51	2-1-2037	405,456	429,941
FHLMC Series 196 Class A ±	1.23	12-15-2021	29,357	29,699
FHLMC Series 2011-K16 Class B ±144A	4.75	11-25-2046	1,000,000	1,081,628
FHLMC Series 2011-K701 Class B ±144A	4.29	7-25-2048	165,000	169,869
FHLMC Series 2011-K702 Class B ±144A	4.77	4-25-2044	740,000	774,534
FHLMC Series 2012-K17 Class B ±144A	4.35	12-25-2044	675,000	715,751
FHLMC Series 2012-K18 Class B ±144A	4.25	1-25-2045	810,000	852,225
FHLMC Series 2012-K501 Class C ±144A	3.52	11-25-2046	800,000	803,102
FHLMC Series 2012-K705 Class B ±144A	4.16	9-25-2044	1,000,000	1,035,354
FHLMC Series 2012-K706 Class B ±144A	4.03	11-25-2044	500,000	517,763
FHLMC Series 2012-K706 Class C ±144A	4.03	11-25-2044	805,000	834,085
FHLMC Series 2012-K707 Class B ±144A	3.88	1-25-2047	930,000	958,621
FHLMC Series 2012-K709 Class B ±144A	3.87	4-25-2045	1,000,000	1,026,059
FHLMC Series 2012-K711 Class B ±144A	3.56	8-25-2045	264,000	270,769
FHLMC Series 2013-K30 Class B ±144A	3.67	6-25-2045	700,000	714,591
FHLMC Series 2013-K713 Class B ±144A	3.16	4-25-2046	1,000,000	1,012,384
FHLMC Series 2390 Class FD ±	0.88	12-15-2031	26,815	26,862
FHLMC Series 2567 Class FH ±	0.83	2-15-2033	82,374	83,212
FHLMC Series K007 Class X1 ±(c)	1.33	4-25-2020	948,400	33,803
FHLMC Series K016 Class X1 ±(c)	1.71	10-25-2021	377,348	26,988
FHLMC Series K020 Class X1 ±(c)	1.59	5-25-2022	6,710,511	501,948
FNMA ±	2.09	9-1-2037	506,386	534,377
FNMA	6.00	4-1-2033	65,871	68,810
FNMA	6.50	11-1-2032	58,632	61,606
FNMA	7.50	7-1-2017	5,360	5,392
FNMA	7.50	10-1-2028	2,943	2,961
FNMA	7.50	2-1-2030	31,687	32,165
FNMA	7.50	9-1-2030	78,156	83,591
FNMA	8.00	6-1-2030	10,861	11,017
FNMA Series 1996-46 Class FA ±	0.93	8-25-2021	16,832	16,941
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	1,254,420	37,567
FNMA Series 2001-25 Class Z	6.00	6-25-2031	168,140	190,517
FNMA Series 2001-35 Class F ±	1.03	7-25-2031	7,289	7,406
FNMA Series 2001-57 Class F ±	0.93	6-25-2031	7,338	7,430
FNMA Series 2002-77 Class FH ±	0.83	12-18-2032	55,622	56,119
FNMA Series 2002-97 Class FR ±	0.98	1-25-2033	13,121	13,282
FNMA Series G91-16 Class F ±	0.88	6-25-2021	16,079	16,175
FNMA Series G92-17 Class F ±	1.48	3-25-2022	55,007	55,935
GNMA	6.50	6-15-2028	37,687	43,172
GNMA	7.25	7-15-2017	2,115	2,121
GNMA	7.25	8-15-2017	11,088	11,183
GNMA	7.25	8-15-2017	4,824	4,840
GNMA	7.25	9-15-2017	9,476	9,572
GNMA	7.25	10-15-2017	17,299	17,612
GNMA	7.25	10-15-2017	6,998	7,063
GNMA	7.25	11-15-2017	8,980	9,070
GNMA	7.25	1-15-2018	2,717	2,725
GNMA	7.25	1-15-2018	5,686	5,705
GNMA	7.25	2-15-2018	11,043	11,162
GNMA	7.25	5-15-2018	6,315	6,337
Total Agency Securities (Cost $13,751,895)				14,632,699

Asset-Backed Securities : 0.11%
CVS Pass-Through Trust Series T	6.04	12-10-2028	550,536	612,955

Total Asset-Backed Securities (Cost $616,303)				612,955

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name			Shares	Value
Common Stocks : 0.08%
Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	$702

Telecommunication Services : 0.08%
Diversified Telecommunication Services : 0.08%
Fairpoint Communications Incorporated †			28,903	433,545

Total Common Stocks (Cost $649,736)				434,247

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 72.21%
Consumer Discretionary : 13.48%
Auto Components : 0.61%
Cooper Tire & Rubber Company (i)	7.63%	3-15-2027	$1,680,000	1,747,200
Cooper Tire & Rubber Company	8.00	12-15-2019	550,000	610,500
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	427,800
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	539,370
				3,324,870

Distributors : 0.14%
LKQ Corporation	4.75	5-15-2023	800,000	754,000

Diversified Consumer Services : 1.21%
Monitronics International	9.13	4-1-2020	375,000	300,938
Service Corporation International	7.00	6-15-2017	1,410,000	1,491,075
Service Corporation International	7.50	4-1-2027	2,993,000	3,434,468
Service Corporation International	7.63	10-1-2018	680,000	761,178
Service Corporation International	8.00	11-15-2021	475,000	558,125
				6,545,784

Hotels, Restaurants & Leisure : 3.20%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,458,100
Greektown Holdings LLC 144A	8.88	3-15-2019	7,625,000	7,510,625
Hilton Worldwide Finance LLC	5.63	10-15-2021	195,000	200,850
Pinnacle Entertainment Incorporated	7.50	4-15-2021	2,620,000	2,724,800
Speedway Motorsports Incorporated	5.13	2-1-2023	425,000	423,938
				17,318,313

Household Durables : 0.43%
American Greetings Corporation	7.38	12-1-2021	2,000,000	2,035,000
Tempur Sealy International Incorporated 144A	5.63	10-15-2023	105,000	107,100
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	211,500
				2,353,600

Internet & Catalog Retail : 0.15%
Expedia Incorporated	5.95	8-15-2020	750,000	819,600

Leisure Products : 0.11%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	600,000	610,500

Media : 6.30%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,395,000	1,401,975
Altice US Finance II Corporation 144A	7.75	7-15-2025	2,030,000	1,857,450

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Cable One Incorporated 144A	5.75%	6-15-2022	$375,000	$378,750
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,362,400
CCO Holdings LLC	5.13	2-15-2023	300,000	299,250
CCO Holdings LLC 144A	5.13	5-1-2023	475,000	473,753
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,265,625
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,108,500
CCO Holdings LLC 144A	5.88	5-1-2027	705,000	694,425
CCO Holdings LLC	6.63	1-31-2022	775,000	820,531
CCO Holdings LLC	7.38	6-1-2020	1,100,000	1,144,000
CCOH Safari LLC 144A	5.75	2-15-2026	3,125,000	3,108,984
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,170,000	1,058,148
Cinemark USA Incorporated	7.38	6-15-2021	775,000	807,938
CSC Holdings LLC	7.88	2-15-2018	1,000,000	1,052,500
CSC Holdings LLC	8.63	2-15-2019	383,000	407,895
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	757,812
EchoStar DBS Corporation	7.13	2-1-2016	125,000	125,000
Gray Television Incorporated	7.50	10-1-2020	4,600,000	4,743,750
Interpublic Group of Companies	4.00	3-15-2022	750,000	768,422
Lamar Media Corporation	5.88	2-1-2022	690,000	716,738
LIN Television Corporation	6.38	1-15-2021	275,000	287,375
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	210,000
National CineMedia LLC	6.00	4-15-2022	1,710,000	1,750,613
National CineMedia LLC	7.88	7-15-2021	1,000,000	1,032,500
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	175,000	166,250
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,754,375
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,450
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	787,594
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	781,937
				34,144,940

Multiline Retail : 0.11%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	590,938

Specialty Retail : 1.22%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	459,000
ABC Supply Company Incorporated 144A	5.75	12-15-2023	300,000	306,000
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	625,373
Century Intermediate Holding Company (PIK at 10.50%) 144A(i)¥	9.75	2-15-2019	300,000	306,000
L Brands Incorporated	6.63	4-1-2021	750,000	834,375
Penske Auto Group Incorporated	5.38	12-1-2024	1,130,000	1,096,100
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,146,338
Sonic Automotive Incorporated	5.00	5-15-2023	1,174,000	1,106,495
Sonic Automotive Incorporated	7.00	7-15-2022	700,000	726,250
				6,605,931

Consumer Staples : 1.10%
Beverages : 0.15%
Cott Beverages Incorporated	6.75	1-1-2020	790,000	813,700

Food & Staples Retailing : 0.11%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	621,288

Food Products : 0.63%
B&G Foods Incorporated	4.63	6-1-2021	300,000	299,250
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	176,400
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	767,000
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,130,000	1,087,625
Pinnacle Foods Incorporated 144A	5.88	1-15-2024	75,000	77,625
Simmons Foods Incorporated 144A	7.88	10-1-2021	1,100,000	973,500

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Treehouse Foods Incorporated 144A	6.00%	2-15-2024	$50,000	$51,438
				3,432,838

Household Products : 0.07%
Central Garden & Pet Company	6.13	11-15-2023	250,000	255,625
Spectrum Brands Incorporated 144A	5.75	7-15-2025	100,000	102,500
				358,125

Tobacco : 0.14%
Reynolds American Incorporated	6.88	5-1-2020	650,000	758,668

Energy : 13.83%
Energy Equipment & Services : 5.07%
Bristow Group Incorporated	6.25	10-15-2022	4,478,000	3,078,625
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	95,000	89,300
Era Group Incorporated	7.75	12-15-2022	4,425,000	3,363,000
Forum Energy Technologies Incorporated	6.25	10-1-2021	1,000,000	800,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	3,725,000	1,154,750
Hilcorp Energy Company 144A	5.00	12-1-2024	500,000	386,250
Hilcorp Energy Company 144A	5.75	10-1-2025	1,300,000	1,017,250
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,835,000	1,601,775
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,116,000
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,060,000	1,936,400
NGPL PipeCo LLC 144A	7.77	12-15-2037	10,740,000	8,081,850
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	408,900
PHI Incorporated	5.25	3-15-2019	5,525,000	4,461,438
				27,495,538

Oil, Gas & Consumable Fuels : 8.76%
Alpha Natural Resources Incorporated (s)	6.25	6-1-2021	475,000	1,188
Arch Coal Incorporated (s)	7.00	6-15-2019	1,200,000	7,500
Arch Coal Incorporated (s)	7.25	6-15-2021	475,000	3,859
Berry Petroleum Company LLC	6.38	9-15-2022	3,175,000	635,000
Berry Petroleum Company LLC	6.75	11-1-2020	320,000	70,400
Continental Resources Company	5.00	9-15-2022	675,000	472,500
CSI Compressco LP	7.25	8-15-2022	1,450,000	942,500
Denbury Resources Incorporated	4.63	7-15-2023	3,850,000	1,270,500
Denbury Resources Incorporated	5.50	5-1-2022	655,000	229,250
Denbury Resources Incorporated	6.38	8-15-2021	960,000	345,600
El Paso LLC	6.50	4-1-2020	750,000	765,515
Energy Transfer Partners LP	5.20	2-1-2022	750,000	671,987
Exterran Partners LP	6.00	4-1-2021	2,225,000	1,657,625
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	657,002
Kinder Morgan Energy Partners LP	5.55	6-1-2045	925,000	724,871
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	285,303
Kinder Morgan Incorporated	7.00	6-15-2017	530,000	545,930
Kinder Morgan Incorporated (i)	7.42	2-15-2037	800,000	697,293
Kinder Morgan Incorporated	7.80	8-1-2031	1,850,000	1,774,846
Nabors Industries Incorporated	4.63	9-15-2021	750,000	557,108
Northern Tier Energy LLC	7.13	11-15-2020	2,125,000	2,021,725
Overseas Shipholding Group Incorporated	8.13	3-30-2018	1,166,000	1,160,170
Phillips 66	4.30	4-1-2022	625,000	639,081
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	697,783
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,289,269
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,244,375
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	4,038,000	3,068,880
Rockies Express Pipeline LLC 144A(i)	7.50	7-15-2038	2,350,000	1,880,000
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	520,000	33,800
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	3,500,000	227,500
Sabine Pass Liquefaction LLC	5.63	2-1-2021	850,000	777,750

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC	5.63%	4-15-2023	$1,710,000	$1,500,525
Sabine Pass Liquefaction LLC	5.63	3-1-2025	460,000	395,600
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,425,938
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,270,438
Sabine Pass LNG LP	6.50	11-1-2020	4,245,000	4,388,269
Sabine Pass LNG LP	7.50	11-30-2016	3,210,000	3,326,363
SemGroup Corporation	7.50	6-15-2021	2,755,000	2,121,350
Southern Star Central Corporation 144A	5.13	7-15-2022	50,000	43,125
Suburban Propane Partners LP	7.38	8-1-2021	309,000	302,820
Swift Energy Company (i)(s)	7.13	6-1-2017	5,696,000	427,200
Swift Energy Company (i)(s)	8.88	1-15-2020	1,075,000	80,625
Ultra Petroleum Corporation 144A	5.75	12-15-2018	410,000	57,892
Ultra Petroleum Corporation 144A	6.13	10-1-2024	8,475,000	1,186,500
Weatherford International Incorporated	6.35	6-15-2017	650,000	572,000
Western Gas Partners LP	5.38	6-1-2021	503,000	469,610
Williams Partners LP	3.35	8-15-2022	750,000	532,709
				47,457,074

Financials : 15.64%
Banks : 0.97%
Bank of America Corporation	5.70	1-24-2022	250,000	282,071
CIT Group Incorporated	5.25	3-15-2018	100,000	103,312
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,316,438
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	581,625
Citigroup Incorporated	4.50	1-14-2022	250,000	269,078
Citigroup Incorporated	6.00	8-15-2017	650,000	690,469
City National Bank	5.38	7-15-2022	500,000	563,290
HSBC Bank USA	6.00	8-9-2017	650,000	690,364
JPMorgan Chase & Company	3.38	5-1-2023	750,000	729,932
				5,226,579

Capital Markets : 1.13%
Ace Securities Corporation ±	3.05	6-25-2033	399,612	393,150
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	866,594
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	851,584
Jefferies Finance LLC 144A	6.88	4-15-2022	3,560,000	2,803,500
Jefferies Finance LLC 144A	7.38	4-1-2020	200,000	167,000
Jefferies Finance LLC 144A	7.50	4-15-2021	475,000	387,422
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	677,625
				6,146,875

Consumer Finance : 4.05%
Ally Financial Incorporated	5.75	11-20-2025	675,000	673,313
Ally Financial Incorporated	8.00	12-31-2018	1,155,000	1,260,394
Ally Financial Incorporated	8.00	3-15-2020	755,000	845,600
Discover Financial Services	5.20	4-27-2022	750,000	816,158
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	681,315
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	263,042
Homer City Generation LLC (PIK at 9.23%) 144A¥	8.73	10-1-2026	1,267,475	988,630
Navient Corporation	5.88	3-25-2021	610,000	527,650
Navient Corporation	8.00	3-25-2020	3,280,000	3,230,800
SLM Corporation	6.13	3-25-2024	1,220,000	1,001,925
SLM Corporation	7.25	1-25-2022	930,000	827,700
SLM Corporation	8.45	6-15-2018	1,675,000	1,733,625
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,108,250
Springleaf Finance Corporation	6.00	6-1-2020	1,735,000	1,583,188
Springleaf Finance Corporation	6.50	9-15-2017	200,000	201,500
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,651,920

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Springleaf Finance Corporation	7.75%	10-1-2021	$500,000	$470,000
Springleaf Finance Corporation	8.25	10-1-2023	1,160,000	1,093,300
				21,958,310

Diversified Financial Services : 1.97%
Denali Borrower LLC 144A	5.63	10-15-2020	3,510,000	3,694,275
General Electric Capital Corporation	4.65	10-17-2021	187,000	210,184
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	2,615,000	2,222,750
ING US Incorporated	5.50	7-15-2022	750,000	839,007
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,451,128
NewStar Financial Incorporated	7.25	5-1-2020	2,450,000	2,278,500
				10,695,844

Insurance : 1.77%
American International Group Incorporated	4.88	6-1-2022	750,000	800,099
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	698,257
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	714,954
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	2,900,000	2,436,000
Hub International Limited 144A	7.88	10-1-2021	2,295,000	2,013,863
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	811,237
ProAssurance Corporation	5.30	11-15-2023	750,000	811,935
Progressive Corporation ±	6.70	6-15-2067	600,000	597,000
W.R. Berkley Corporation	4.63	3-15-2022	650,000	700,035
				9,583,380

Real Estate Management & Development : 0.53%
Onex Corporation 144A	7.75	1-15-2021	3,205,000	2,876,488

REITs : 5.22%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	694,394
American Tower Corporation	5.90	11-1-2021	650,000	736,871
Crown Castle International Corporation	4.88	4-15-2022	460,000	482,425
Crown Castle International Corporation	5.25	1-15-2023	95,000	101,175
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	2,989,875
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,794,650
Equinix Incorporated	5.88	1-15-2026	425,000	439,875
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,100,000	1,059,432
Essex Portfolio LP	3.63	8-15-2022	750,000	767,204
Health Care REIT Incorporated	5.25	1-15-2022	650,000	710,797
Iron Mountain Incorporated	5.75	8-15-2024	4,850,000	4,789,375
Iron Mountain Incorporated 144A	6.00	10-1-2020	230,000	244,950
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,078,400
Sabra Health Care Incorporated	5.38	6-1-2023	850,000	852,125
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,122,000
The Geo Group Incorporated	5.13	4-1-2023	500,000	475,000
The Geo Group Incorporated	5.88	1-15-2022	2,640,000	2,616,900
The Geo Group Incorporated	5.88	10-15-2024	465,000	447,563
The Geo Group Incorporated	6.63	2-15-2021	1,190,000	1,215,288
Ventas Realty LP	4.25	3-1-2022	650,000	677,949
				28,296,248

Health Care : 6.18%
Biotechnology : 0.14%
Amgen Incorporated	3.63	5-15-2022	750,000	777,928

Health Care Equipment & Supplies : 0.46%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	2,400,000	1,608,000
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	203,750

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
Hologic Incorporated 144A	5.25%	7-15-2022	$670,000	$693,450
				2,505,200

Health Care Providers & Services : 3.54%
Acadia Healthcare Company Incorporated	5.63	2-15-2023	270,000	255,116
Centene Corporation	5.75	6-1-2017	1,000,000	1,035,000
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	843,568
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	445,000	437,769
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	546,656
Express Scripts Holding Company	3.90	2-15-2022	665,000	689,540
HCA Incorporated	6.50	2-15-2020	1,875,000	2,067,188
HealthSouth Corporation 144A	5.75	11-1-2024	500,000	493,545
HealthSouth Corporation	5.75	11-1-2024	30,000	29,613
HealthSouth Corporation 144A	5.75	9-15-2025	650,000	630,370
HealthSouth Corporation	7.75	9-15-2022	818,000	848,675
Humana Incorporated	7.20	6-15-2018	750,000	835,931
Mednax Incorporated 144A	5.25	12-1-2023	475,000	486,875
Molina Healthcare Incorporated 144A	5.38	11-15-2022	475,000	475,000
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,091,125
MPT Operating Partnership LP	6.88	5-1-2021	775,000	802,125
Select Medical Corporation	6.38	6-1-2021	6,215,000	5,282,750
Team Health Incorporated 144A	7.25	12-15-2023	750,000	783,750
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,563,500
				19,198,096

Health Care Technology : 0.83%
Emdeon Incorporated	11.00	12-31-2019	4,325,000	4,498,000

Life Sciences Tools & Services : 0.16%
Life Technologies Corporation	6.00	3-1-2020	750,000	841,474

Pharmaceuticals : 1.05%
Endo Finance LLC 144A	5.75	1-15-2022	715,000	711,425
Endo Finance LLC 144A	5.88	1-15-2023	375,000	372,188
Endo Finance LLC 144A	6.00	2-1-2025	775,000	765,406
Endo Finance LLC 144A	7.75	1-15-2022	2,385,000	2,489,344
PRA Holdings Incorporated 144A	9.50	10-1-2023	500,000	547,500
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	75,000	73,500
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	748,506
				5,707,869

Industrials : 5.24%
Aerospace & Defense : 0.19%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,011,459

Airlines : 0.38%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,475,100
Delta Air Lines Incorporated	4.75	11-7-2021	578,856	606,351
				2,081,451

Commercial Services & Supplies : 1.91%
ADT Corporation	3.50	7-15-2022	750,000	676,875
ADT Corporation	4.13	6-15-2023	1,375,000	1,265,000
ADT Corporation	6.25	10-15-2021	1,605,000	1,665,188
Aramark Services Incorporated 144A	5.13	1-15-2024	120,000	123,900
Berry Plastics Corporation 144A	6.00	10-15-2022	215,000	219,300
Covanta Holding Corporation	5.88	3-1-2024	2,260,000	1,971,850

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Covanta Holding Corporation	6.38%	10-1-2022	$1,500,000	$1,413,750
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,497,575
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	764,475
Republic Services Incorporated	3.55	6-1-2022	750,000	781,757
				10,379,670

Construction & Engineering : 0.88%
AECOM	5.75	10-15-2022	215,000	217,419
AECOM	5.88	10-15-2024	2,610,000	2,600,213
United Rentals North America Incorporated	4.63	7-15-2023	1,200,000	1,168,500
United Rentals North America Incorporated	5.50	7-15-2025	850,000	759,688
				4,745,820

Professional Services : 0.15%
Ascent Capital Group Incorporated	4.00	7-15-2020	375,000	214,219
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	596,045
				810,264

Road & Rail : 0.12%
TTX Company 144A	2.60	6-15-2020	650,000	648,138

Trading Companies & Distributors : 1.48%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,100,000	4,182,000
H&E Equipment Services Incorporated	7.00	9-1-2022	4,125,000	3,764,063
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	81,188
				8,027,251

Transportation Infrastructure : 0.13%
Hornbeck Offshore Services Company	1.50	9-1-2019	1,350,000	709,594

Information Technology : 4.73%
Communications Equipment : 0.33%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,100,000	1,069,750
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	692,022
				1,761,772

Electronic Equipment, Instruments & Components : 1.32%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	5,736,563
L-3 Communications Corporation	4.95	2-15-2021	750,000	779,749
Zebra Technologies Corporation	7.25	10-15-2022	600,000	624,000
				7,140,312

Internet Software & Services : 0.16%
Infor Software Parent LLC 144A	6.50	5-15-2022	550,000	479,875
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	391,875
				871,750

IT Services : 1.07%
Audatex North America Incorporated 144A	6.00	6-15-2021	2,725,000	2,745,438
Audatex North America Incorporated 144A	6.13	11-1-2023	1,900,000	1,914,250
First Data Corporation 144A	5.00	1-15-2024	230,000	231,150
First Data Corporation 144A	5.75	1-15-2024	320,000	318,400

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
First Data Corporation 144A	6.75%	11-1-2020	$585,000	$616,444
				5,825,682

Semiconductors & Semiconductor Equipment : 0.30%
Micron Technology Incorporated 144A	5.25	8-1-2023	375,000	303,750
Micron Technology Incorporated 144A	5.25	1-15-2024	175,000	142,188
Micron Technology Incorporated	5.50	2-1-2025	275,000	217,250
Micron Technology Incorporated 144A	5.63	1-15-2026	300,000	232,500
Micron Technology Incorporated	5.88	2-15-2022	850,000	756,500
				1,652,188

Software : 0.65%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	740,250
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	187,250
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	2,160,000	1,231,200
CA Incorporated	5.38	12-1-2019	750,000	817,072
Emdeon Incorporated 144A	6.00	2-15-2021	500,000	462,563
SS&C Technologies Incorporated 144A	5.88	7-15-2023	55,000	56,925
				3,495,260

Technology Hardware, Storage & Peripherals : 0.90%
Hewlett-Packard Company	4.05	9-15-2022	750,000	742,148
NCR Corporation	5.88	12-15-2021	230,000	225,975
NCR Corporation	6.38	12-15-2023	3,950,000	3,908,012
				4,876,135

Materials : 1.41%
Chemicals : 0.14%
Dow Chemical Company	4.13	11-15-2021	750,000	777,110

Containers & Packaging : 1.27%
Ball Corporation	5.25	7-1-2025	190,000	195,700
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	37,450
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	594,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	425,000	417,031
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	575,000	536,188
Owens-Brockway Glass Container Incorporated 144A	6.38	8-15-2025	2,600,000	2,561,000
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,411,550
Sealed Air Corporation 144A	5.13	12-1-2024	1,100,000	1,100,000
				6,852,919

Metals & Mining : 0.00%
Indalex Holdings Corporation (i)(s)(a)	11.50	2-1-2020	3,170,000	0

Telecommunication Services : 8.28%
Diversified Telecommunication Services : 3.01%
CenturyLink Incorporated	5.80	3-15-2022	600,000	558,750
Citizens Communications Company	7.88	1-15-2027	355,000	273,350
Frontier Communications Corporation	8.13	10-1-2018	845,000	862,956
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,089,400
Frontier Communications Corporation	8.50	4-15-2020	525,000	520,406
GCI Incorporated	6.75	6-1-2021	2,330,000	2,312,525
GCI Incorporated	6.88	4-15-2025	1,200,000	1,176,000
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	979,875

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated	5.38%	8-15-2022	$300,000	$306,375
Level 3 Financing Incorporated 144A	5.38	1-15-2024	700,000	707,000
Level 3 Financing Incorporated	5.38	5-1-2025	975,000	981,094
Level 3 Financing Incorporated	5.63	2-1-2023	350,000	357,875
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	183,313
Level 3 Financing Incorporated	7.00	6-1-2020	180,000	189,000
Qwest Corporation (i)	7.63	8-3-2021	230,000	229,713
Syniverse Holdings Incorporated	9.13	1-15-2019	6,805,000	2,585,900
Windstream Corporation	6.38	8-1-2023	800,000	578,000
Windstream Corporation	7.88	11-1-2017	2,330,000	2,434,850
				16,326,382

Wireless Telecommunication Services : 5.27%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	824,361
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,394,050
SBA Communications Corporation	4.88	7-15-2022	640,000	640,000
SBA Communications Corporation	5.63	10-1-2019	160,000	166,400
SBA Communications Corporation	5.75	7-15-2020	2,000,000	2,075,000
Sprint Capital Corporation	6.88	11-15-2028	13,915,000	9,183,897
Sprint Capital Corporation	8.75	3-15-2032	2,575,000	1,815,375
Sprint Communications Incorporated	7.00	8-15-2020	225,000	165,375
Sprint Communications Incorporated	11.50	11-15-2021	625,000	525,000
Sprint Corporation	7.13	6-15-2024	1,230,000	830,250
Sprint Corporation	7.63	2-15-2025	400,000	273,250
Sprint Corporation	7.88	9-15-2023	705,000	504,075
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	301,650
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	86,488
T-Mobile USA Incorporated	6.25	4-1-2021	165,000	168,300
T-Mobile USA Incorporated	6.38	3-1-2025	825,000	827,063
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	165,000
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	80,800
T-Mobile USA Incorporated	6.50	1-15-2026	225,000	223,875
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	169,950
T-Mobile USA Incorporated	6.63	4-28-2021	920,000	951,050
T-Mobile USA Incorporated	6.63	4-1-2023	505,000	516,363
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,585,975
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,094,450
				28,567,997

Utilities : 2.32%
Electric Utilities : 0.51%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	817,442
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	1,929,627
				2,747,069

Gas Utilities : 0.43%
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,757,250
AmeriGas Finance LLC	7.00	5-20-2022	615,000	602,700
				2,359,950

Independent Power & Renewable Electricity Producers : 1.12%
Calpine Corporation 144A	6.00	1-15-2022	515,000	534,956
Calpine Corporation 144A	7.88	1-15-2023	530,000	565,775
NSG Holdings LLC 144A	7.75	12-15-2025	2,352,652	2,482,048
Reliant Energy Incorporated	9.24	7-2-2017	394,314	391,356
Reliant Energy Incorporated	9.68	7-2-2026	410,000	401,800
TerraForm Power Operating LLC 144A	5.88	2-1-2023	895,000	713,763

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
TerraForm Power Operating LLC 144A	6.13%	6-15-2025	$1,250,000	$965,625
				6,055,323

Multi-Utilities : 0.26%
Ameren Illinois Company	9.75	11-15-2018	500,000	602,378
CMS Energy Corporation	5.05	3-15-2022	750,000	832,694
				1,435,072

Total Corporate Bonds and Notes (Cost $431,274,457)				391,476,566

Foreign Corporate Bonds and Notes @: 2.62%
Consumer Discretionary : 0.06%
Auto Components : 0.02%
HP Pelzer Holding GmbH (EUR)	7.50	7-15-2021	100,000	111,580

Internet & Catalog Retail : 0.04%
Priceline Group Incorporated (EUR)	2.38	9-23-2024	200,000	210,148

Consumer Staples : 0.12%
Food Products : 0.12%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	639,407

Energy : 0.28%
Energy Equipment & Services : 0.02%
Rapid Holding GmbH 144A (EUR)	6.63	11-15-2020	100,000	111,011

Oil, Gas & Consumable Fuels : 0.26%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,405,898

Financials : 1.69%
Banks : 1.59%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	1,907,045
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,099,420
KfW (TRY)	5.00	1-16-2017	11,400,000	3,656,516
KfW (AUD)	5.00	3-19-2024	1,300,000	1,046,870
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	908,673
				8,618,524

Diversified Financial Services : 0.10%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	293,402
TES Finance plc (GBP)	6.75	7-15-2020	200,000	259,474
				552,876

Materials : 0.12%
Chemicals : 0.12%
Albemarle Corporation (EUR)	1.88	12-8-2021	600,000	623,304

Telecommunication Services : 0.35%
Diversified Telecommunication Services : 0.07%
Verizon Communications Incorporated (EUR)	3.25	2-17-2026	300,000	367,661

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.28%
America Movil SAB de CV (MXN)	7.13%	12-9-2024	$28,850,000	$1,541,456

Total Foreign Corporate Bonds and Notes (Cost $19,870,766)				14,181,865

Foreign Government Bonds @: 24.73%
Brazil (BRL)	10.00	1-1-2017	38,525,000	9,382,501
Brazil (BRL)	10.00	1-1-2025	32,800,000	6,092,380
Colombia (COP)	7.00	5-4-2022	18,650,000,000	5,277,981
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,602,589
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	4,954,739
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	9,598,311
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	3,726,534
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,120,112
Malaysia (MYR)	3.66	10-15-2020	20,700,000	5,044,921
Malaysia (MYR)	4.18	7-15-2024	19,850,000	4,855,152
Mexico (MXN)	4.75	6-14-2018	191,800,000	10,663,203
Mexico (MXN)	6.50	6-10-2021	40,000,000	2,313,394
Mexico (MXN)	10.00	12-5-2024	62,120,000	4,377,620
Mexico (MXN)	10.00	12-5-2024	14,100,000	993,632
Poland (PLN)	1.50	4-25-2020	41,200,000	9,827,491
Poland (PLN)	3.25	7-25-2025	37,100,000	9,301,525
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,492,301
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	6,048,926
Republic of South Africa (ZAR)	8.00	12-21-2018	129,000,000	8,026,540
Romania (RON)	5.85	4-26-2023	31,550,000	8,757,512
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,231,178
Thailand (THB)	3.25	6-16-2017	110,000,000	3,155,997
Thailand (THB)	3.85	12-12-2025	108,500,000	3,429,775
Turkey (TRY)	6.30	2-14-2018	7,325,000	2,286,274
Turkey (TRY)	9.00	3-8-2017	13,600,000	4,520,909
Total Foreign Government Bonds (Cost $169,815,047)				134,081,497

Loans : 15.68%
Consumer Discretionary : 3.50%
Auto Components : 0.62%
Allison Transmission Incorporated ±	3.50	8-23-2019	3,367,190	3,351,499

Distributors : 0.53%
Spin Holdco Incorporated ±	4.25	11-14-2019	3,010,147	2,855,877

Hotels, Restaurants & Leisure : 0.14%
CCM Merger Incorporated ±	4.50	8-8-2021	648,825	644,770
TGI Friday’s Incorporated ±	5.25	7-15-2020	98,050	97,396
				742,166

Household Durables : 0.02%
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	109,203	108,748

Household Products : 0.03%
Anchor Glass Container Corporation ±	4.50	7-1-2022	163,710	162,926

Leisure Products : 0.36%
AMF Bowling Centers Incorporated ±	7.25	9-18-2021	1,720,638	1,694,829
Life Time Fitness Incorporated ±	4.25	6-10-2022	273,999	267,834
				1,962,663

Media : 1.27%
Altice US Finance I Corporation ±%%<	0.00	12-14-2022	425,000	416,679

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Cablevision Systems Corporation ±	5.00%	10-9-2022	$700,000	$698,033
Charter Communications Operating LLC ±	3.50	1-24-2023	445,000	444,279
Entercom Radio LLC ±	4.00	11-23-2018	1,051,607	1,046,349
Learfield Communications Incorporated ±	4.50	10-9-2020	1,437,373	1,415,813
Learfield Communications Incorporated ±	8.75	10-9-2021	2,669,807	2,629,760
Mission Broadcasting Incorporated ±	3.75	10-1-2020	125,231	124,527
Nexstar Broadcasting Incorporated ±	3.75	10-1-2020	142,014	141,216
				6,916,656

Multiline Retail : 0.03%
Doosan Infracore International Incorporated ±	4.50	5-28-2021	199,777	190,787

Specialty Retail : 0.50%
Focus Brands Incorporated ±	4.25	2-21-2018	685,453	680,881
Focus Brands Incorporated ±	10.25	8-21-2018	2,023,863	2,018,803
				2,699,684

Consumer Staples : 0.18%
Food Products : 0.18%
B&G Foods Incorporated ±	3.75	11-2-2022	750,000	748,125
Pinnacle Foods Incorporated ±	3.75	1-13-2023	250,000	250,040
				998,165

Energy : 0.51%
Energy Equipment & Services : 0.51%
Hummel Station LLC ±	7.00	10-27-2022	3,025,000	2,783,000

Financials : 2.23%
Capital Markets : 0.25%
American Capital Limited ±	3.50	8-22-2017	1,373,348	1,359,614

Diversified Financial Services : 0.98%
American Beacon Advisors Incorporated ±	5.50	4-30-2022	2,394,539	2,364,607
American Beacon Advisors Incorporated ±(i)	9.75	3-3-2023	440,000	431,200
Ipreo Holdings LLC ±	4.00	8-6-2021	143,193	136,928
LPL Holdings Incorporated ±	3.25	3-29-2019	1,199,800	1,181,803
TMFS Holdings LLC ±	5.50	7-30-2021	1,219,563	1,213,465
				5,328,003

Insurance : 0.10%
Asurion LLC ±	8.50	3-3-2021	360,000	302,915
Hub International Limited ±	4.00	10-2-2020	272,747	260,962
				563,877

Real Estate Management & Development : 0.90%
Capital Automotive LP ±	4.00	4-10-2019	3,047,525	3,039,419
Capital Automotive LP ±	6.00	4-30-2020	1,849,333	1,810,035
				4,849,454

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 0.85%
Health Care Equipment & Supplies : 0.16%
DJO Finance LLC ±	4.25%	6-8-2020	$567,150	$545,411
Prestige Brands Incorporated ±	3.50	9-3-2021	307,104	306,337
				851,748

Health Care Providers & Services : 0.50%
Acadia Healthcare Company Incorporated ±	4.25	2-11-2022	158,400	157,212
Community Health Systems Incorporated ±	4.00	1-27-2021	947,619	910,899
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	1,113,750	1,091,475
Team Health Incorporated ±	4.50	11-23-2022	525,000	521,719
				2,681,305

Health Care Technology : 0.03%
Alere Incorporated ±	4.25	6-18-2022	101,999	100,775
Hill-Rom Holdings Incorporated ±	3.50	9-8-2022	70,125	69,920
				170,695

Pharmaceuticals : 0.16%
Endo Finance LLC ±	3.75	9-26-2022	300,000	296,016
Valeant Pharmaceuticals International Incorporated ±	3.75	12-11-2019	172,765	166,123
Valeant Pharmaceuticals International Incorporated ±	4.00	4-1-2022	445,500	428,188
				890,327

Industrials : 2.11%
Aerospace & Defense : 0.54%
TransDigm Incorporated ±	3.75	2-28-2020	3,018,953	2,947,253

Airlines : 0.02%
LM U.S. Corp Acquisition Incorporated ±	8.25	1-25-2021	87,203	86,949

Chemicals : 0.05%
The Chemours Company ±	3.75	5-12-2022	278,600	246,096

Commercial Services & Supplies : 0.74%
ADS Waste Holdings Incorporated ±	3.75	10-9-2019	1,016,091	980,019
Gates Global LLC ±	4.25	7-5-2021	864,063	776,939
Owens-lIlinois Incorporated ±	3.50	9-1-2022	169,575	169,024
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	529,610	508,425
W3 Company ±(i)	9.25	9-13-2020	289,275	130,174
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	1,283,550	1,237,830
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	17,885	16,745
WASH Multifamily Laundry Systems LLC ±(i)	8.00	5-14-2023	102,115	95,605
Waste Industries USA Incorporated ±	4.25	2-27-2020	114,138	113,389
				4,028,150

Diversified Consumer Services : 0.08%
NXP BV ±	3.75	12-7-2020	450,000	448,875

Electrical Equipment : 0.18%
Nusil Technology LLC ±	5.25	4-7-2017	979,685	961,316

Machinery : 0.10%
Onex Wizard Acquisition Company ±	4.25	3-13-2022	535,950	529,385

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment : 0.18%
Avago Technologies ±%%<	0.00%	2-1-2023	$1,000,000	$983,280

Transportation Infrastructure : 0.22%
HGIM Corporation ±	5.50	6-18-2020	1,577,070	747,137
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	88,650	77,126
OSG International Incorporated ±	5.75	8-5-2019	399,420	367,466
				1,191,729

Information Technology : 3.07%
Internet Software & Services : 0.49%
Black Knight InfoServ LLC ±	3.75	5-27-2022	373,125	370,793
CCC Information Services Incorporated ±	4.00	12-20-2019	582,972	564,026
Infor US Incorporated ±	3.75	6-3-2020	702,323	660,359
Sophia Holding Finance LP ±	4.75	9-30-2022	151,455	147,432
Vertafore Incorporated ±	9.75	10-29-2017	510,000	507,292
Zayo Group LLC ±	3.75	5-6-2021	395,983	389,798
				2,639,700

Semiconductors & Semiconductor Equipment : 0.45%
Avago Technologies ±	3.75	5-6-2021	2,454,612	2,450,783

Software : 0.18%
Emdeon Business Services LLC ±	3.75	11-2-2018	994,885	981,205

Technology Hardware, Storage & Peripherals : 1.95%
CDW LLC ±	3.25	4-29-2020	875,501	858,866
Dell Incorporated ±	4.00	4-29-2020	8,281,792	8,254,628
Kronos Incorporated ±	4.50	10-30-2019	577,535	566,227
Peak 10 Incorporated ±(i)	8.25	6-17-2022	430,000	391,300
Riverbed Technology Incorporated ±	6.00	4-24-2022	496,250	490,876
				10,561,897

Telecommunication Services : 1.83%
Diversified Telecommunication Services : 1.17%
Avaya Incorporated ±	5.12	10-26-2017	199,261	156,059
Level 3 Financing Incorporated ±	4.00	1-15-2020	1,700,000	1,695,750
nTelos Incorporated ±	5.75	11-9-2019	2,004,136	1,994,115
Telesat Canada ±	3.50	3-28-2019	2,557,797	2,506,641
				6,352,565

Wireless Telecommunication Services : 0.66%
LTS Buyer LLC ±	4.00	4-13-2020	1,857,897	1,818,992
LTS Buyer LLC ±(i)	8.00	4-12-2021	566,625	541,835
Syniverse Holdings Incorporated ±	4.00	4-23-2019	1,129,493	766,677
T-Mobile USA Incorporated ±	3.50	11-9-2022	450,000	450,086
				3,577,590

Utilities : 1.40%
Electric Utilities : 1.31%
Green Energy Partners ±	6.50	11-13-2021	1,330,000	1,216,950
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2016	20,096,983	5,863,295
				7,080,245

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers : 0.09%
Calpine Corporation ±	4.00%	10-9-2019	$494,885	$481,206

Total Loans (Cost $101,216,513)				85,015,418

Municipal Obligations : 0.06%
New York : 0.06%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	345,000	343,227

Total Municipal Obligations (Cost $345,000)				343,227

Non-Agency Mortgage-Backed Securities : 6.19%
American General Mortgage Loan Series 2010 Class 1A-A3 ±144A	5.65	3-25-2058	156,951	157,412
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.25	9-25-2046	20,143	13,730
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.32	4-25-2034	73,991	71,484
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	221,284	220,809
Asset-Backed Securities Corporation Home Equity Series 2002-HE3 Class M2 ±	2.75	10-15-2032	140,999	140,456
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	6.04	7-10-2044	1,340,000	1,350,559
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	530,000	542,331
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.47	2-10-2051	550,000	591,489
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	761,889
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	389,875	405,437
Banc of America Funding Corporation Series 2009 Class R6-3A1 ±144A	2.06	1-26-2037	65,300	65,244
Banc of America Mortgage Securities Series 2003 Class 1A1 ±	2.50	4-25-2033	351,485	326,902
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.80	2-25-2033	80,957	78,238
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.92	6-11-2050	318,000	334,016
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	106,231
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	90,741	90,553
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	35,112	35,474
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	227,007	231,253
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	6.03	3-15-2049	680,000	683,453
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C ±144A	5.04	9-10-2045	1,000,000	1,035,087
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.80	12-25-2033	59,241	56,902
Commercial Mortgage Trust Series 2012-CR2 Class C ±	5.02	8-15-2045	1,000,000	1,034,696
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.48	2-25-2034	97,099	97,856
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.81	10-25-2033	119,074	116,734
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class AM ±	6.01	6-15-2038	1,045,000	1,053,402
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,523,437
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,018,110
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.24	9-25-2032	586,961	546,938
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.89	6-25-2033	163,502	161,989
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.40	3-25-2033	38,595	37,572
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	1.08	4-25-2036	132,096	131,702
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	428,015
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.77	2-25-2034	426,178	420,253
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.71	8-25-2034	13,603	13,290
Global Mortgage Securitization Limited Series 2004-A Class A2 ±144A	0.75	11-25-2032	218,190	205,539
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.48	7-25-2034	75,710	76,761
Great Wolf Trust Series 2015 Class A ±144A	1.88	5-15-2034	1,015,000	998,813
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	379,892	395,659
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.99	8-10-2045	880,363	906,852

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2010-C1 Class X ±144A(c)	1.60%	8-10-2043	$5,468,669	$292,762
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.70	5-10-2045	4,705,462	418,196
GS Mortgage Securities Trust Series 2014-New Class C 144A	3.79	1-10-2031	1,000,000	965,624
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.84	6-25-2034	12,411	12,458
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.86	4-25-2035	11,576	11,472
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 ±144A	0.73	3-25-2035	135,048	132,497
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A ±144A	0.72	5-25-2036	95,616	94,818
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-FL7 Class A 144A±	1.68	5-15-2028	384,158	378,332
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	892,438
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	550,000	552,782
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.67	7-25-2034	73,059	71,725
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	2.65	7-25-2034	73,124	70,804
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	2.80	6-25-2035	272,959	277,271
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 ±144A	6.00	2-27-2037	48,323	49,290
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 ±144A	6.00	2-27-2037	209,308	214,002
Lehman XS Trust Series 2006-18N Class A5A ±	0.60	12-25-2036	18,397	15,023
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.74	12-25-2033	495,025	488,736
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	2.82	1-25-2034	18,630	18,070
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.77	11-21-2034	28,010	28,551
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	43,975	45,441
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12-12-2049	340,000	347,897
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	801,025	834,637
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	86,684	89,168
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.91	5-12-2039	565,000	567,025
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	6.03	6-12-2050	624,033	643,882
Mesa Trust Asset Backed Certificates Series 2001-5 Class A ±144A	1.23	12-25-2031	17,850	16,289
Mid State Trust Series 11 Class A1	4.86	7-15-2038	239,213	254,208
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.31	1-25-2029	116,868	109,457
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA ±144A(c)	1.95	8-15-2045	5,602,251	379,868
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.48	12-27-2033	534,081	513,894
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	508,397
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,009,421
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	25,206
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	508,425
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,227,714	1,281,252
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B ±144A	5.99	8-15-2045	615,000	638,593
Morgan Stanley Capital I Trust Series 2012-C4 Class C ±144A	5.71	3-15-2045	900,000	948,767
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.36	11-25-2034	1,165,049	1,022,518
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	1.01	3-25-2035	62,015	61,916
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.54	5-25-2035	42,751	43,048
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 ±144A	3.06	12-26-2035	27,748	27,787
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	444,884	447,278
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	64,728	64,408
Saxon Asset Securities Trust Series 2002-1 Class AF5	6.76	12-25-2030	161,885	165,599
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	563,897	570,594
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	1.19	4-20-2033	20,719	19,784
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.58	3-25-2034	68,192	67,200
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.95	2-25-2028	265,819	255,243
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	1.02	10-25-2027	77,772	75,816
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.56	11-25-2033	173,407	162,650
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.76	5-15-2033	5,728,151	181,468
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	182,702	195,820
Total Non-Agency Mortgage-Backed Securities (Cost $33,536,171)				33,534,374

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Dividend yield		Shares	Value
Preferred Stocks : 0.21%
Financials : 0.21%
Banks : 0.21%
GMAC Capital Trust I ±	7.86%		44,400	$1,129,980

Total Preferred Stocks (Cost $1,130,339)				1,129,980

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 8.82%
Consumer Discretionary : 0.61%
Diversified Consumer Services : 0.08%
Anglo American Capital Company 144A	4.13	9-27-2022	$750,000	438,750

Media : 0.53%
Grupo Televisa SAB	6.00	5-15-2018	750,000	805,425
Myriad International Holdings BV	6.00	7-18-2020	500,000	529,740
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	780,000
WPP Finance 2010	3.63	9-7-2022	750,000	767,735
				2,882,900

Consumer Staples : 0.51%
Beverages : 0.37%
Anadolu Efes	3.38	11-1-2022	1,400,000	1,168,328
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	804,034
				1,972,362

Tobacco : 0.14%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	772,082

Energy : 1.05%
Oil, Gas & Consumable Fuels : 1.05%
Baytex Energy Corporation 144A	5.63	6-1-2024	325,000	188,500
Griffin Coal Mining Company Limited 144A(i)(s)(a)	9.50	12-1-2016	1,685,411	674,164
Griffin Coal Mining Company Limited (i)(s)(a)	9.50	12-1-2016	137,792	55,117
Petrobras International Finance Company	5.38	1-27-2021	670,000	503,338
Petroleos Mexicanos	4.88	1-24-2022	750,000	703,125
Teekay Corporation	8.50	1-15-2020	3,910,000	2,463,300
Teekay Corporation 144A	8.50	1-15-2020	1,000,000	630,000
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	466,041
				5,683,585

Financials : 1.18%
Banks : 0.96%
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	654,716
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,045,178
Export Import Bank of Korea	5.00	4-11-2022	750,000	856,073
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	776,468
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	426,413
Preferred Term Securities XII Limited (i)(s)(a)	0.00	12-24-2033	635,000	0
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	753,105
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	691,427
				5,203,380

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 0.22%
GE Capital International Funding Company 144A	2.34%	11-15-2020	$527,000	$529,044
Tyco Electronics Group SA	3.50	2-3-2022	625,000	645,249
				1,174,293

Health Care : 1.25%
Pharmaceuticals : 1.25%
Mallinckrodt plc 144A	5.50	4-15-2025	500,000	445,000
Mallinckrodt plc 144A	5.63	10-15-2023	275,000	257,813
Perrigo Finance plc	3.90	12-15-2024	1,000,000	981,718
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	85,000	78,413
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	985,000	881,575
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	395,000	355,006
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	680,000	674,900
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	3,130,000	3,098,700
				6,773,125

Industrials : 0.52%
Building Products : 0.04%
Allegion plc	5.88	9-15-2023	210,000	216,825

Commercial Services & Supplies : 0.29%
GFL Environmental Incorporated 144A	7.88	4-1-2020	1,575,000	1,567,125

Machinery : 0.04%
Sensata Technologies BV 144A	5.00	10-1-2025	235,000	226,188

Road & Rail : 0.15%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	811,547

Information Technology : 0.28%
Communications Equipment : 0.14%
Ericsson LM	4.13	5-15-2022	750,000	782,005

Internet Software & Services : 0.14%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	768,825

Materials : 1.05%
Containers & Packaging : 0.42%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	1,341,968	1,234,611
Ardagh Packaging Finance plc 144A	9.13	10-15-2020	1,020,000	1,022,550
				2,257,161

Metals & Mining : 0.37%
ArcelorMittal SA	5.50	2-25-2017	725,000	708,688
ArcelorMittal SA	6.13	6-1-2025	100,000	72,500
ArcelorMittal SA	7.25	2-25-2022	355,000	288,438
Novelis Incorporated	8.38	12-15-2017	125,000	120,000
Novelis Incorporated	8.75	12-15-2020	350,000	318,115
Vale Overseas Limited	4.38	1-11-2022	750,000	521,250
				2,028,991

Paper & Forest Products : 0.26%
Sappi Limited 144A(i)	7.50	6-15-2032	1,560,000	1,404,000

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services : 2.25%
Diversified Telecommunication Services : 1.98%
Intelsat Jackson Holdings SA		5.50%	8-1-2023	$6,775,000	$5,403,063
Intelsat Jackson Holdings SA		7.25	10-15-2020	650,000	559,000
Intelsat Jackson Holdings SA		7.50	4-1-2021	1,025,000	884,063
Intelsat Luxembourg SA		7.75	6-1-2021	1,435,000	624,225
Intelsat Luxembourg SA		8.13	6-1-2023	5,815,000	2,398,658
Qtel International Finance Limited		5.00	10-19-2025	300,000	312,750
Virgin Media Finance plc 144A		5.38	4-15-2021	162,000	165,645
Virgin Media Finance plc 144A		6.38	4-15-2023	365,000	374,125
					10,721,529

Wireless Telecommunication Services : 0.27%
Globo Communicacoes Participacoes SA 144A		4.88	4-11-2022	750,000	705,000
Telesat Canada Incorporated 144A		6.00	5-15-2017	775,000	780,813
					1,485,813

Utilities : 0.12%
Electric Utilities : 0.12%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	661,375

Total Yankee Corporate Bonds and Notes (Cost $57,180,069)					47,831,861

		Yield		Shares
Short-Term Investments : 3.82%
Investment Companies : 3.82%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.40		20,708,853	20,708,853

Total Short-Term Investments (Cost $20,708,853)					20,708,853

Total investments in securities (Cost $850,095,149)*	137.23%				743,983,542
Other assets and liabilities, net	(37.23)				(201,831,745)

Total net assets	100.00%				$542,151,797

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
@	Foreign bond principal is denominated in the local currency of the issuer.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2016 (unaudited)

*	Cost for federal income tax purposes is $855,342,941 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,290,109
Gross unrealized losses	(118,649,508)

Net unrealized losses	$(111,359,399)

Abbreviations:

ADS	American depositary shares
AUD	Australian dollar
BRL	Brazilian real
COP	Columbian Peso
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit
plc	Public limited company
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2016, the Fund had unfunded loan commitments of $1,411,438.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$14,632,699	$0	$14,632,699
Asset-backed securities	0	612,955	0	612,955
Common stocks
Materials	702	0	0	702
Telecommunication services	433,545	0	0	433,545
Corporate bonds and notes	0	391,476,566	0	391,476,566
Foreign corporate bonds and notes	0	14,181,865	0	14,181,865
Foreign government bonds	0	134,081,497	0	134,081,497
Loans	0	66,808,660	18,206,758	85,015,418
Municipal obligations	0	343,227	0	343,227
Non-agency mortgage-backed securities	0	33,534,374	0	33,534,374
Preferred stocks
Financials	1,129,980	0	0	1,129,980
Yankee corporate bonds and notes	0	47,102,580	729,281	47,831,861
Short-term investments
Investment companies	20,708,853	0	0	20,708,853

Total assets	$22,273,080	$702,774,423	$18,936,039	$743,983,542

Liabilities
Forward foreign currency contracts	$0	$21,667	$0	$21,667

Total liabilities	$0	$21,667	$0	$21,667

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2015	$16,654,991	$729,281	$17,384,272
Accrued discounts (premiums)	11,183	46,764	57,947
Realized gains (losses)	(936)	0	(936)
Change in unrealized gains (losses)	(314,307)	(46,764)	(361,071)
Purchases	0	0	0
Sales	(147,158)	0	(147,158)
Transfers into Level 3	3,240,815	0	3,240,815
Transfers out of Level 3	(1,237,830)	0	(1,237,830)

Balance as of January 31, 2016	$18,206,758	$729,281	$18,936,039

Change in unrealized gains (losses) relating to securities still held at January 31, 2016	$(302,042)	$(46,764)	$(348,806)

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the three months ended January 31, 2016, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2016	In exchange for U.S. $	Unrealized losses
2-9-2016	State Street Bank	1,437,000,000 HUF	$5,000,122	$4,979,037	$(21,085)
3-11-2016	State Street Bank	3,000,000 TRY	1,003,902	1,003,320	(582)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 24, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: March 24, 2016